Business Combinations and Private Placement (Tables)	12 Months Ended
Mar. 31, 2019
Edgewater
Disclosure Of Business Combinations [Line Items]
Summary of Preliminary Allocation of Fair Value of Assets Acquired and Liabilities Assumed

Acquistion of Edgewater	$
Cash	24,869
Accounts receivable and other receivables	27,705
Income taxes receivable	1,770
Unbilled revenue	1,741
Prepaid	1,076
Current assets	57,161
Property and equipment	510
Intangibles	39,410
Goodwill	47,161
Total assets acquired	144,242

Line of credit	15,749
Accounts payable and accrued liabilities	22,312
Dividend payable	22,108
Deferred revenue	3,751
Current liabilities	63,920
Deferred lease inducements	64
Deferred tax liabilities	1,322
Total liabilities assumed	65,306

Net assets acquired	78,936

Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred

The following table summarizes the acquisition date fair value of each major class of consideration transferred:

$
Issuance of 17,458,348 shares (note 11)	78,364
Stock based payments	572
Total consideration transferred	78,936

Summary of Weighted Average Assumptions of Options	Their fair value has been estimated at $572,000 using the Black-Scholes option pricing model with the following assumptions:

Weight average assumptions
Share price	$4.94
Exercise price	$3.52 – $7.61
Risk-free interest rate	1.72% – 2.37%
Expected volatility*	30%
Dividend yield	-
Expected option life (years)	0.04 – 3.19

* Determined on the basis of observed volatility in publicly traded companies operating in similar industries.

Edgewater’s contribution to the Group results

Alithya Digital Technology Corporation
Disclosure Of Business Combinations [Line Items]
Summary of Preliminary Allocation of Fair Value of Assets Acquired and Liabilities Assumed

Acquistion of ADT	$
Cash	2,307
Accounts receivable and other receivables	5,231
Unbilled revenue	812
Prepaid	214
Current assets	8,564
Property and equipment	558
Intangibles	5,658
Goodwill	9,794
Total assets acquired	24,574

Accounts payable and accrued liabilities	1,378
Deferred revenue	109
Current liabilities	1,487
Deferred tax liabilities	1,494
Total liabilities assumed	2,981

Net assets acquired	21,593

Summary of Cash Outflows Associated With Acquisition	The cash outflows associated with the acquisition are summarized as follows:

$
Consideration transferred settled in cash	15,703
Cash acquired	(2,307)
Net cash outflow on acquisition	13,396